GUARANTEE OF REGISTERED SECURITIES	12 Months Ended
Dec. 31, 2011
GUARANTEE OF REGISTERED SECURITIES [Abstract]
GUARANTOR FINANCIAL STATEMENTS
NOTE 16 – GUARANTEE OF REGISTERED SECURITIES

As previously reported, on May 4, 2012 (the “Effective Date”), Rowan Companies plc, a public limited company organized under English law ("Rowan UK"), became the successor issuer to Rowan Companies, Inc., a Delaware corporation ("Rowan Delaware"), following the completion of the merger between Rowan Delaware and one of its subsidiaries pursuant to an agreement and plan of merger and reorganization dated February 27, 2012, as amended.  As a result of the merger, Rowan UK became the parent company of the Rowan group of companies and our place of incorporation was effectively changed from Delaware to the United Kingdom.  The transactions effecting these changes are collectively referred to as the "Redomestication."

On the Effective Date, Rowan UK and Rowan Delaware entered into a supplemental indenture to the indenture dated as of July 21, 2009, as amended and supplemented, among Rowan UK, Rowan Delaware and U.S. Bank National Association, as trustee, providing for, among other things, the unconditional and irrevocable guarantee by Rowan UK of the prompt payment, when due, of any amount owed to the holders of Rowan Delaware's 5% Senior Notes due 2017 and 7.875% Senior Notes due 2019.

The following condensed consolidating financial information is being provided in accordance with Rule 3-10 of Regulation S-X in connection with the filing with the Securities and Exchange Commission of a shelf registration statement relating to securities that may be offered from time to time, by Rowan UK or Rowan Delaware.  The debt securities offered by Rowan UK or Rowan Delaware may be fully and unconditionally guaranteed by Rowan UK or certain of its wholly owned subsidiaries, including Rowan Delaware.

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$255,061	$182,418	$-	$437,479
Restricted cash	-	-	15,265	-	15,265
Receivables - trade and other	-	93,253	176,643	-	269,896
Prepaid expenses and other current assets	-	41,342	3,347	-	44,689
Assets of discontinued operations	-	-	1,007,924	-	1,007,924
Total current assets	-	389,656	1,385,597	-	1,775,253

Property, plant and equipment - gross	-	1,422,533	4,107,869	-	5,530,402
Less accumulated depreciation and amortization	-	466,036	719,844	-	1,185,880
Property, plant and equipment - net	-	956,497	3,388,025	-	4,344,522

Investments in subsidiaries	-	3,598,680	-	(3,598,680)	-
Due from affiliates	-	436,877	168,452	(605,329)	-
Other assets	-	31,798	65,884	-	97,682

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$29,702	$-	$52,166
Accounts payable - trade	-	26,275	55,440	-	81,715
Deferred revenues	-	-	7,748	-	7,748
Accrued liabilities	-	99,259	25,280	-	124,539
Liabilities of discontinued operations	-	-	378,797	-	378,797
Total current liabilities	-	147,998	496,967	-	644,965

Long-term debt - less current maturities	-	1,095,738	38,007	-	1,133,745
Due to affiliates	-	-	605,329	(605,329)	-
Other liabilities	-	200,384	50,761	-	251,145
Deferred income taxes - net	-	217,078	218,214	-	435,292
Shareholders' equity	-	3,752,310	3,598,680	(3,598,680)	3,752,310

	$-	$5,413,508	$5,007,958	$(4,204,009)	$6,217,457

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$128,561	$925,238	$(114,570)	$939,229

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	76,869	545,767	(114,570)	508,066
Depreciation and amortization	-	58,874	125,029	-	183,903
Selling, general and administrative	2,161	22,598	63,519	-	88,278
Loss (gain) on disposals of property and equipment	-	(157)	(1,420)	-	(1,577)
Material charges and other operating expenses	-	10,976	-	-	10,976
Total costs and expenses	2,161	169,160	732,895	(114,570)	789,646

INCOME FROM OPERATIONS	(2,161)	(40,599)	192,343	-	149,583

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(19,560)	(3,162)	2,651	(20,071)
Interest income	1	3,110	270	(2,651)	730
Other - net	-	640	(802)	-	(162)
Total other income (expense) - net	1	(15,810)	(3,694)	-	(19,503)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,160)	(56,409)	188,649	-	130,080
(Benefit) provision for income taxes	-	(22,501)	16,842	-	(5,659)

NET INCOME FROM CONTINUING OPERATIONS	(2,160)	(33,908)	171,807	-	135,739

DISCONTINUED OPERATIONS, NET OF TAX	-	585,926	15,176	-	601,102

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	184,823	-	(184,823)	-

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$380,497	$875,826	$(238,618)	$1,017,705

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	281,392	374,058	(238,618)	416,832
Depreciation and amortization	-	59,991	78,310	-	138,301
Selling, general and administrative	-	59,889	18,769	-	78,658
Loss (gain) on disposals of property and equipment	-	(332)	734	-	402
Material charges and other operating expenses	-	-	5,250	-	5,250
Total costs and expenses	-	400,940	477,121	(238,618)	639,443

INCOME FROM OPERATIONS	-	(20,443)	398,705	-	378,262

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(24,879)	(22,256)	22,256	(24,879)
Interest income	-	23,061	484	(22,256)	1,289
Gain on debt extinguishment	-	-	5,324	-	5,324
Other - net	-	(331)	(130)	-	(461)
Total other income (expense) - net	-	(2,149)	(16,578)	-	(18,727)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(22,592)	382,127	-	359,535
(Benefit) provision for income taxes	-	(12,036)	103,970	-	91,934

NET INCOME FROM CONTINUING OPERATIONS	-	(10,556)	278,157	-	267,601

DISCONTINUED OPERATIONS, NET OF TAX	-	-	12,394	-	12,394

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	290,551	-	(290,551)	-

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$633,466	$760,311	$(350,774)	$1,043,003

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	394,650	360,437	(350,774)	404,313
Depreciation and amortization	-	63,595	60,345	-	123,940
Selling, general and administrative	-	54,942	11,011	-	65,953
Loss (gain) on disposals of property and equipment	-	(5,363)	(180)	-	(5,543)
Total costs and expenses	-	507,824	431,613	(350,774)	588,663

INCOME FROM OPERATIONS	-	125,642	328,698	-	454,340

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(8,028)	(33,457)	33,457	(8,028)
Interest income	-	34,644	7	(33,457)	1,194
Other - net	-	47	(35)	-	12
Total other income (expense) - net	-	26,663	(33,485)	-	(6,822)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	152,305	295,213	-	447,518
(Benefit) provision for income taxes	-	36,874	82,312	-	119,186

NET INCOME FROM CONTINUING OPERATIONS	-	115,431	212,901	-	328,332

DISCONTINUED OPERATIONS, NET OF TAX	-	-	39,172	-	39,172

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	252,073	-	(252,073)	-

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,160)	$736,841	$186,983	$(184,823)	$736,841

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(79,888)	-	-	(79,888)
Amortization of net loss	-	14,135	-	-	14,135
Amortization of transition obligation	-	552	-	-	552
Amortization of prior service credit	-	(14,975)	-	-	(14,975)

OTHER COMPREHENSIVE INCOME	-	(80,176)	-	-	(80,176)

COMPREHENSIVE INCOME	$(2,160)	$656,665	$186,983	$(184,823)	$656,665

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2010
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$279,995	$290,551	$(290,551)	$279,995

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	(3,779)	-	-	(3,779)
Amortization of net loss	-	12,648	-	-	12,648
Amortization of transition obligation	-	430	-	-	430
Amortization of prior service credit	-	(4,473)	-	-	(4,473)

OTHER COMPREHENSIVE INCOME	-	4,826	-	-	4,826

COMPREHENSIVE INCOME	$-	$284,821	$290,551	$(290,551)	$284,821

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Year ended December 31, 2009
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$367,504	$252,073	$(252,073)	$367,504

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	14,225	-	-	14,225
Prior service credit arising during the period	-	43,703	-	-	43,703
Amortization of net loss	-	10,721	-	-	10,721
Amortization of transition obligation	-	431	-	-	431
Amortization of prior service credit	-	(2,385)	-	-	(2,385)

OTHER COMPREHENSIVE INCOME	-	66,695	-	-	66,695

COMPREHENSIVE INCOME	$-	$434,199	$252,073	$(252,073)	$434,199

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2011
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,430)	$(235,989)	$332,098	$-	$94,679

Investing activities:
Property, plant and equipment additions	-	(125,481)	(1,392,193)	-	(1,517,674)
Proceeds from disposals of property, plant and equip	-	613	5,121	-	5,734
Proceeds from sales of mfg and land drilling ops, net	-	1,555,480	-	-	1,555,480
Change in restricted cash balance	-	-	15,265	-	15,265
Investments in consolidated subsidiaries	-	(903,200)	-	903,200	-

Net cash used in investing activities	-	527,412	(1,371,807)	903,200	58,805

Financing activities:
Repayments of borrowings	-	(22,464)	(29,702)	-	(52,166)
Advances (to) from affiliates	1,152	(238,630)	237,478	-	-
Contributions from parent	21,750	-	881,450	(903,200)	-
Proceeds from borrowings - net of issue costs	-	-	-	-	-
Proceeds from stock option and debenture plans	-	19,941	-	-	19,941
Payments to acquire treasury stock	-	(125,013)	-	-	(125,013)
Excess tax benefits from stock-based compensation	-	4,359	769	-	5,128

Net cash provided by (used in) financing activities	22,902	(361,807)	1,089,995	(903,200)	(152,110)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,472	(70,384)	50,286	-	1,374
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$21,472	$184,677	$232,704	$-	$438,853

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2010
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$15,613	$492,549	$-	$508,162

Investing activities:
Property, plant and equipment additions	-	(72,496)	(418,064)	-	(490,560)
Proceeds from disposals of property, plant and equip	-	807	2,460	-	3,267
Change in restricted cash balance	-	-	(15,265)	-	(15,265)
Cash acquired from SKDP transaction, net	-	(17,681)	-	-	(17,681)
Investments in consolidated subsidiaries	-	(965,864)	-	965,864	-

Net cash used in investing activities	-	(1,055,234)	(430,869)	965,864	(520,239)

Financing activities:
Repayments of borrowings	-	(594,013)	-	-	(594,013)
Advances (to) from affiliates	-	845,782	(845,782)	-	-
Contributions from parent	-	-	965,864	(965,864)	-
Proceeds from borrowings - net of issue costs	-	395,517	-	-	395,517
Proceeds from stock option plans	-	7,959	-	-	7,959
Payments to acquire treasury stock	-	-	-	-	-
Excess tax benefits from stock-based compensation	-	412	-	-	412

Net cash provided by (used in) financing activities	-	655,657	120,082	(965,864)	(190,125)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(383,964)	181,762	-	(202,202)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	639,025	656	-	639,681

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$255,061	$182,418	$-	$437,479

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2009
(in thousands)

	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$156,959	$387,135	$-	$544,094

Investing activities:
Property, plant and equipment additions	-	(109,976)	(456,407)	-	(566,383)
Proceeds from disposals of property, plant and equip	-	6,576	2,016	-	8,592

Net cash used in investing activities	-	(103,400)	(454,391)	-	(557,791)

Financing activities:
Repayments of borrowings	-	(64,922)	-	-	(64,922)
Advances (to) from affiliates	-	(64,557)	64,557	-	-
Proceeds from borrowings - net of issue costs	-	491,729	-	-	491,729
Proceeds from stock option and debenture plans	-	1,471	-	-	1,471
Excess tax benefits from stock-based compensation	-	2,298	374	-	2,672

Net cash provided by (used in) financing activities	-	366,019	64,931	-	430,950

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	419,578	(2,325)	-	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	219,447	2,981	-	222,428

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$639,025	$656	$-	$639,681

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Unaudited quarterly financial data for each full quarter within the two most recent fiscal years follows (in thousands except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2011:
Revenues	$205,966	$223,497	$234,698	$275,068
Income from operations	35,755	51,735	31,962	30,131
Net income from continuing operations	26,795	44,403	31,424	33,117
Discontinued operations, net of tax	5,277	421,456	162,385	11,984
Net income	32,072	465,859	193,809	45,101

Basic earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.05	3.34	1.30	0.09
Net income	0.26	3.69	1.55	0.36

Diluted earnings per share:
Continuing operations	$0.21	$0.35	$0.25	$0.27
Discontinued operations	0.04	3.30	1.28	0.09
Net income	0.25	3.65	1.53	0.36

2010:
Revenues	$288,500	$282,180	$238,559	$208,466
Income from operations	134,863	119,699	74,468	49,232
Net income from continuing operations	88,934	83,445	60,142	35,080
Discontinued operations, net of tax	(24,311)	7,471	7,029	22,205
Net income	64,623	90,916	67,171	57,285

Basic earnings (loss) per share:
Continuing operations	$0.79	$0.74	$0.52	$0.28
Discontinued operations	(0.22)	0.07	0.06	0.18
Net income	0.57	0.80	0.58	0.46

Diluted earnings (loss) per share:
Continuing operations	$0.78	$0.73	$0.51	$0.28
Discontinued operations	(0.21)	0.06	0.06	0.17
Net income	0.56	0.79	0.57	0.45

The sum of the per-share amounts for the quarters may not equal the per-share amounts for the full year since the quarterly and full year per share computations are made independently.

Income from operations in the second quarter of 2011 included a $6.1 million pretax charge for the settlement of litigation with Textron relating to the loss of the Rowan Halifax in 2005.  Income from operations in the fourth quarter of 2011 included $3.5 million pretax noncash compensation cost in connection with the separation of an employee.

Discontinued operations for the first quarter of 2010 included a $42.0 million pretax charge for an inventory valuation reserve adjustment.